Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2019
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts	<table cellpadding="0" cellspacing="0" style="font-family:Times New Roman;font-size:10pt;width:100%;border-collapse:collapse;text-align:left;"><tr><td colspan="13" rowspan="1"></td></tr><tr><td style="width:40%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:13%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:13%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:13%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td><td style="width:13%;" rowspan="1" colspan="1"></td><td style="width:1%;" rowspan="1" colspan="1"></td></tr><tr><td style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> Deferred Tax Valuation Allowance </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance<br clear="none"/>Beginning<br clear="none"/>of Year </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Additions </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Reductions </td><td colspan="3" style="vertical-align:bottom;border-bottom:1px solid #000000;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1"> Balance End<br clear="none"/>of Year </td></tr><tr><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1">   </td><td colspan="12" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (In millions) </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> 2017 </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (8.9 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (6.0 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> — </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;background-color:#cceeff;" rowspan="1" colspan="1"> $ </td><td style="vertical-align:bottom;background-color:#cceeff;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> (14.9 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:top;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> 2018 </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (14.9 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (1.6 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 1.4 </td><td style="vertical-align:bottom;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (15.1 </td><td style="vertical-align:bottom;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr><tr><td style="vertical-align:top;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;padding-right:2px;" rowspan="1" colspan="1"> 2019 </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (15.1 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (153.5 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> 0.7 </td><td style="vertical-align:bottom;background-color:#cceeff;" rowspan="1" colspan="1"> <br clear="none"/> </td><td colspan="2" style="vertical-align:bottom;background-color:#cceeff;padding-left:2px;padding-top:2px;padding-bottom:2px;" rowspan="1"> (167.9 </td><td style="vertical-align:bottom;background-color:#cceeff;padding-right:2px;padding-top:2px;padding-bottom:2px;" rowspan="1" colspan="1"> ) </td></tr></table>